Acquisitions and investments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Acquisitions and investments
14. Acquisitions and investments
FTS International, Inc.
On March 4, 2022, the Company acquired the outstanding stock of FTSI for a purchase price of $405.7 million, consisting of cash consideration of $332.8 million, and THRC Holdings’ equity interest of $72.9 million (“THRC FTSI Related Equity”).
Immediately following the closing of the cash acquisition pursuant to the Agreement and Plan of Merger, dated as of October 21, 2021, by and among FTSI, ProFrac LLC and ProFrac Acquisitions, Inc. (the “FTSI Merger Agreement”), ProFrac LLC distributed the 80.5% of the FTSI equity it acquired in such merger to Farris Wilks and THRC Holdings in a manner that resulted in each of them owning 50% of FTSI (the “FTSI Distribution”), with THRC Holdings receiving a smaller share of the FTSI Distribution and instead retaining certain preferred equity in ProFrac LLC in lieu of its redemption in connection with such distribution. The THRC FTSI Related Equity was the result of a transaction whereby THRC Holdings, which owned approximately 19.5% of FTSI, agreed to retain that interest in FTSI in lieu of receiving cash pursuant to the FTSI Merger Agreement.
We have accounted for the acquisition of FTSI using the acquisition method of accounting. We used our best estimates and assumptions to assign fair value to the tangible and intangible assets expected to be acquired and liabilities expected to be assumed at the acquisition date. The majority of the measurements of assets acquired and liabilities assumed, are based on inputs that are not observable in the market and thus represent Level 3 inputs.
The following table summarizes the preliminary allocation of the purchase price:

(In thousands)
Assets acquired:
Cash and cash equivalents	$53,771
Accounts receivable	89,268
Prepaid expense and other assets	4,037
Inventories	42,344
Property, plant and equipment	307,113
Operating lease ROU asset	2,748
Intangible assets	1,239
Other assets	1,583

Total assets acquired	502,103

Liabilities assumed:
Accounts payable	62,985
Accrued expenses	19,308
Operating lease liability current	1,235
Current portion of debt	10,136
Other current liabilities	309
Operating lease liability non-current	1,512
Other non-current liabilities	928

Total liabilities assumed	96,413

Net assets acquired	$405,690

The allocation of the purchase price to FTSI’s net tangible assets and liabilities and identifiable intangible assets as of March 4, 2022, is preliminary and subject to revisions to the fair value calculations for the identifiable assets and liabilities. The determination and allocation of the purchase consideration are subject to change during the measurement period, up to one year from the date the acquisition closed.
For the three months ended March 31, 2022, our revenues and pretax earnings included $48.6 million and $0.1 million loss, respectively, associated with the FTSI acquired operations after the closing on March 4, 2022. In addition, FTSI acquisition-related costs of approximately $3.7 million were incurred during the three months ended March 31, 2022, consisting of external legal and consulting fees. These costs are classified in selling, general and administrative expense in the consolidated statements of operations. Additionally, we incurred $9.3 million in severance costs in connection with the FTSI acquisition, which are classified in selling, general and administrative expense in the consolidated statements of operations. Throughout the second quarter of 2022, we integrated FTSI’s operations. As a result, we track all stimulation services assets as one group and it would be impracticable to separately report FTSI revenues or pretax earnings subsequent to March 31, 2022.
Flotek Industries, Inc.
On February 2, 2022, we entered into an agreement with Flotek Industries, Inc. (“Flotek”), pursuant to which Flotek will provide full downhole chemistry solutions for a minimum of ten hydraulic fleets for three years starting on April 1, 2022, at a price of cost plus 7% (“Flotek Supply Agreement”). In exchange for entry into the Flotek Supply Agreement, we received $10 million in initial principal amount of Flotek Convertible Notes and acquired an additional $10 million in principal amount of Flotek Convertible Notes in the PIPE Transaction. Our equity ownership in Flotek on a fully diluted basis as a result of this investment is approximately 17%. In addition, we received the right to designate up to two directors to Flotek’s board of directors.
On February 16, 2022, we and Flotek agreed to amend the Flotek Supply Agreement to increase the term to ten years and increase the scope to 30 fleets. In exchange for our entry into the amendment to the Flotek Supply Agreement (the “Flotek Supply Agreement Amendment”), Flotek agreed to issue us $50 million in initial principal amount of Flotek Convertible Notes that will be convertible into Flotek common stock. The Flotek Supply Agreement Amendment and issuance to us of additional Flotek Convertible Notes were conditioned upon customary closing conditions including the approval of Flotek’s shareholders. In May 2022, the Flotek shareholders approved the Convertible Notes issuance and the Flotek Supply Agreement Amendment. Our equity ownership in Flotek on a fully diluted basis after the consummation of these transactions is approximately 43%, and we are permitted to designate two additional directors, or up to four directors to Flotek’s board of directors. Because of our power to appoint directors to the board of directors without a direct equity interest in Flotek, we determined that Flotek is a VIE. We further determined that the Company is the primary beneficiary of the VIE, primarily due to our ability to appoint four of seven directors to Flotek’s board of directors. As a result, subsequent to May 17, 2022, we have accounted for this transaction as a business combination using the acquisition method of accounting and Flotek’s financial statements have been included in our consolidated financial statements from May 17, 2022. As we had no direct equity interest in Flotek during the three months ended June 30, 2022, we allocated 100% of Flotek’s loss to noncontrolling interests in our consolidated financial statements.
The Flotek Supply Agreement Amendment includes a minimum annual volume commitment whereby we will be obligated to pay Flotek liquidated damages equal to 25% of the shortfall for such year, should we fail to meet the minimum purchase amount. At May 17, 2022, we had a supply agreement contract liability of $9.9 million, which was included as purchase consideration for Flotek as a settlement of a pre-existing
relationship. All effects of the Supply Agreement have been eliminated from our consolidated financial statements subsequent to May 17, 2022.
The notes issued to ProFrac
accrue paid-in-kind interest
at a rate of 10% per annum, have a maturity of one year, and convert into common stock of Flotek (a) at the holder’s option at any time prior to maturity, at a price of $1.088125 per share, (b) at Flotek’s option, if the volume-weighted average trading price of Flotek’s common stock equals or exceeds $2.50 for 20 trading days during a 30 consecutive trading day period, or (c) at maturity, at a price of $0.8705 (the “Convertible Notes”). We initially recognized the Convertible Notes with an initial principal balance of $20 million at $20 million. At May 17, 2022, we estimated the fair value of these Convertible Notes to be $30.2 million, which was included as purchase consideration for Flotek as a settlement of a pre-existing
relationship. All effects of the Flotek Convertible Notes have been eliminated from our consolidated financial statements subsequent to May 17, 2022.
Before May 17, 2022, we designated our investment in the Flotek Convertible Notes as trading securities. Securities designated as trading securities are reported at fair value, with gains or losses resulting from changes in fair value recognized in net investment income on the consolidated statements of operations. For the period from February 2, 2022 through May 17, 2022 we recognized noncash income of $10.2 million as other (expense) income on our consolidated statements of operations related to the change in fair value of the Flotek Convertible Notes.
In June 2022, Flotek issued and sold to ProFrac II LLC, a wholly-owned subsidiary of ProFrac LLC, pre-funded
warrants to purchase from Flotek up to approximately 13.1 million shares of Flotek common stock at any time and at an exercise price equal to $0.0001 per share, in exchange for $19.5 million in cash. ProFrac II LLC and its affiliates may not receive any voting or consent rights in respect of these warrants or the underlying shares unless and until (i) Flotek has obtained approval from a majority of its shareholders excluding ProFrac II LLC and its affiliates and (ii) ProFrac II LLC has paid an additional $4.5 million to Flotek. We entered into this transaction to provide additional working capital to Flotek to enable it to perform under the Flotek Supply Agreement Amendment. These pre-funded
warrants have been eliminated from our consolidated financial statements.
The following table summarizes the preliminary allocation of the fair value of Flotek’s assets, liabilities and noncontrolling interest:

(In thousands)
Settlement of pre-existing relationships
Accounts payable	$(2,713)
Supply Agreement contract liability	(9,874)
Fair value of previously held interest in 10% Convertible PIK Notes	30,220

Settlement of pre-existing relationships	$17,633

Assets acquired
Cash and cash equivalents	$21,725
Restricted cash	40
Accounts receivable	18,853
Inventories	12,210
Assets held for sale	1,805
Other current assets	3,405
Property and equipment	21,551
Operating lease right-of-use assets	3,884
Deferred tax assets	282
Goodwill	82,340
Other long-term assets	17

Total assets acquired	166,112

Liabilities assumed:
Accounts payable and accrued liabilities	24,203
Operating lease liabilities	7,394
Finance lease liabilities	79
Long-term debt	17,101
Other liabilities	85

Total liabilities assumed	48,862
Noncontrolling interests	99,617

Assets acquired less liabilities assumed and noncontrolling interests	$17,633

We used our best estimates and assumptions to assign fair value to the tangible and intangible assets acquired and liabilities assumed at the acquisition date. The majority of the measurements of assets acquired and liabilities assumed, are based on inputs that are not observable in the market and thus represent Level 3 inputs. The fair value of the noncontrolling interest was based on the Flotek common stock price reported by the New York Stock Exchange at the date of the acquisition, which represented Level 1 inputs. No portion of the recorded goodwill is tax deductible.
For the three months ended June 30, 2022, our revenues and pretax earnings included $6.1 million and $8.5 million loss, respectively, associated with the Flotek acquired operations after May 17, 2022.
The allocation of the purchase price to Flotek’s net tangible assets and liabilities and identifiable intangible assets as of May 17, 2022, is preliminary and subject to revisions to the fair value calculations for the identifiable assets and liabilities. The determination and allocation of the purchase consideration are subject to change during the measurement period, up to one year from the date the acquisition closed.
The following unaudited pro forma results of operations have been prepared as though the FTSI and Flotek acquisitions had been completed on January 1, 2021. Pro forma amounts are based on the purchase price allocation of the significant acquisition and are not necessarily indicative of the results that may be reported in the future.

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2022	2021	2022	2021
Revenue	$596,774	$283,811	$1,030,161	$541,074
Net income (loss)	$66,662	$(34,189)	$50,203	$(92,743)
Agreement to Acquire U.S. Well Services, Inc.
As previously disclosed in the Company’s Current Report on Form
8-K
filed with the SEC on June 24, 2022 (the “USWS Merger
8-K”),
on June 21, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, U.S. Well Services, Inc., a Delaware corporation (“USWS”), and Thunderclap Merger Sub I, Inc., a Delaware corporation and an indirect subsidiary of the Company (“Merger Sub”). The Merger Agreement provides for, among other things, the merger of Merger Sub Inc. with and into USWS, with USWS surviving the merger as the surviving corporation and an indirect subsidiary of the Company (the “Merger”).
Subject to the terms and conditions of the Merger Agreement, at the effective time and as a result of the Merger, each share of Class A Common Stock of USWS, par value $0.0001 per share (the “USWS Common Stock”), issued and outstanding immediately prior to the effective time of the Merger will be cancelled and converted automatically into the right to receive 0.3366 shares of the Company’s Class A Common Stock.
The acquisition is expected to be completed in the fourth quarter of 2022, subject to the satisfaction of customary closing conditions, including the approval of USWS stockholders, as described in the USWS Merger
8-K.
Based on the closing price of the Company’s Class A Common Stock (as reported on the Nasdaq Global Select Market) of $21.49 per share on June 21, 2022, the last trading day prior to announcement of the Merger Agreement, the transaction represents aggregate stock consideration of approximately $93 million and a consideration per share of USWS Common Stock of $7.23, after giving effect to USWS’ recent
1-for-6
reverse stock split. After giving effect to the conversions of certain securities of USWS, as described in the USWS Merger
8-K,
the total stock consideration payable to USWS stockholders and holders of USWS equity awards, based on the Company’s Class A Common Stock June 21, 2022 closing price, would be approximately $270 million. In addition, the Company will assume approximately $55 million of USWS’ outstanding indebtedness and repay approximately $170 million of USWS debt expected to be outstanding at closing. We anticipate that the total consideration to be paid in connection with the closing of the Merger will be funded through the New Term Loan Credit Facility and/or the New ABL Credit Facility, available cash, additional loans and/or notes and cash flows generated from operations.
The Wilks Parties
hold a controlling interest in the Company. Certain Wilks Parties also own certain securities of USWS. Upon the consummation of the Merger, the Wilks Parties will receive an aggregate of 4,138,596 shares of the Company’s Class A Common Stock as merger consideration (assuming, solely for the purpose of this calculation, a hypothetical closing date of October 31, 2022), which, based on the Company’s Class A Common Stock June 21, 2022 closing price, would be approximately $88.9 million.
The consummation of the Merger is subject to customary conditions, including, among others, (a) receipt of the approval of the stockholders of USWS, (b) the absence of any applicable law or order prohibiting the consummation of the Merger or the issuance of Company stock in connection with the Merger, (c) the expiration or termination of the HSR Act waiting period (which has been satisfied), (d) the effectiveness of the registration statement in connection with the Merger, (e) approval of the issuance of Company stock in connection with the Merger for listing on Nasdaq, (f) subject to certain exceptions, the accuracy of the representations and warranties of each party, (g) the performance in all material respects of each party of its obligations under the Merger Agreement and (h) the absence of a material adverse effect on the Company and USWS.
The Merger Agreement contains certain termination rights for both the Company and USWS and further provides that, upon termination of the Merger Agreement under specified circumstances, USWS may be required to pay the Company a termination fee of $8.0 million or reimburse the Company for certain expenses in an amount up to $3.0 million, in each case, depending on the termination event.
Basin Production and Completion LLC
During the year ended December 31, 2021, the Company purchased Series
B-1
Preferred Units of Basin Production and Completion LLC (“BPC”), a manufacturer of equipment used in hydraulic fracturing for $4.2 million. This comprises approximately 20% of the BPC Series B Preferred Units. As of December 31, 2021, we did not exercise significant influence over this entity. As we determined this to be an equity security, we initially recorded our investment at cost, presented as “Investments” in our consolidated balance sheets as of December 31, 2021.
On February 9, 2022, the Company entered into an agreement to purchase all the series
A-1
and
B-1
preferred units of BPC for $46.0 million (“Basin Units Acquisition”), consisting of $40.0 million to BPC for series
A-1
and
B-1
preferred units and $6.0 million to selling holders of BPC series
B-1
preferred units. Additionally, on February 14, 2022, the Company made a loan to FHE, a subsidiary of BPC for $1.25 million. The loan bears interest at the rate of 5% per annum. Interest is either paid at each calendar quarter end or added to the principal balance at the election of BPC. The loan matures on February 14, 2027.
Subsequent to February 9, 2022, our investments in BPC provide the Company the ability to have significant influence, but not control over BPC’s operations. BPC’s business and affairs are managed under the direction of its board of directors, which the Company does not control. Based on our evaluation, we determined that BPC is a VIE, but the Company is not the primary beneficiary of the VIE. We have elected the fair value option to account for our equity method investment in BPC. See Note 16 — Fair Value of Financial Interests for more information on our investments using Level 3 measurements. At June 30, 2022, the estimated fair value of these investments in BPC was $49.8 million.
EKU
On December 22, 2020, the Company purchased a 25% stake in EKU, an equipment manufacturer based in Germany, for $1.2 million. For the year ended December 31, 2020, we accounted for this investment using the equity method as we had significant influence over EKU, and held a voting interest of 20% or greater, but less than 50%. In January 2021, the Company obtained a controlling interest in EKU, the results of which are consolidated thereafter.
The Company obtained a 75% controlling interest in EKU in January 2021 and performed a purchase price allocation in conjunction with the consolidation of this subsidiary. We recognized net working capital of $2.5 million, property, plant and equipment of $0.4 million, intangible assets of $3.5 million and debt of $1.4 million at estimated fair value. In consolidation, we eliminated our investment in associate, recognized equity of $3.7 million for the value of our 75% interest, and noncontrolling interest of $1.2 million for the value of the minority shareholder positions. See Note 6 – Intangible Assets for additional information related to the recognized intangible assets.
Munger Ranch
The Company entered into an agreement to acquire property in West Texas (“Munger Right Agreement”) in November 2021 for a purchase price of $30.0 million. Under the Munger Right Agreement, the sellers were given the option to receive the consideration in cash, or in the event of an IPO prior to November 17, 2022, in equity, at the sellers’ election. Under the equity option, in the event the Company completes an IPO, the sellers would be entitled to 1.5% of the outstanding shares of common stock immediately following the IPO. Each seller ultimately elected the equity option, as such this was a non-cash
transaction for the Company for the year ended December 31, 2021.
The Munger Right Agreement includes a ‘Make Whole’ provision. Under the Make Whole provision, if any seller liquidates 100% of the shares of our Class A Common Stock they are issued prior to the one-year
anniversary of the IPO and the value of the shares sold does not equal such seller’s share of the $30.0 million purchase price, then the Company will pay the difference between the amount of cash the seller would have received had they elected the cash option and the amount they ultimately received upon the sale of the Class A shares issued under the equity option. This Make Whole provision is accounted for as a written put option with a fair value of $4.0 million as of June 30, 2022 and is presented within Other Current Liabilities in our Balance Sheet. The acquired property was treated as an asset acquisition and not an acquisition of a business, and is presented within Property, plant, and equipment in our consolidated balance sheets.
On February 4, 2022, THRC Holdings entered into a Rights Agreement with Encantor Properties LP, one of the sellers from whom the Company purchased the Munger Ranch property, under which the related party was assigned rights to $8.1 million of the $30.0 million in consideration related to the Munger Ranch purchase.
As part of the IPO completed in May 2022, the Company issued 2,114,273 shares of Class A Common Stock worth $38.1 million as consideration for the Munger Ranch purchase.
iO-TEQ, LLC
The Company acquired iO-TEQ, LLC (“IOT”) in October 2021 for $2.2 million and performed a purchase price allocation at the acquisition date. We recognized net working capital of $0.2 million, property, plant and equipment of $0.1 million, intangible assets of $2.4 million and debt of $0.4 million at estimated fair value. See Note 6 – Intangible Assets for additional information related to the recognized intangible assets.
Best Flow minority interests
In December 2021, the Company entered into an agreement with Eagleton Venture, Inc. (“Eagleton”) to purchase Eagleton’s 15.172% interest in Best Flow for a purchase price of $3.9 million, which the company paid in cash, during the three months ended March 31, 2022.

8. Investments and Acquisitions
Basin Production and Completion LLC
Between September 27 and December 23, 2021, the Company purchased Series
B-1
Preferred Units of Basin Production and Completion LLC (“BPC”), a manufacturer of equipment used in hydraulic fracturing for $4.2 million. This comprises approximately 20% of the BPC Series B Preferred Units. As of December 31, 2021, we do not exercise significant influence over this entity. As we determined this to be an equity security, we initially recorded our investment at cost, presented as “Investments” in our consolidated balance sheets as of December 31, 2021. As the Series
B-1
Preferred Units do not have a readily determinable fair value, and do not qualify for the practical expedient to estimate fair value, after initial recognition we will measure our investment at cost minus any impairment. We did not identify any indicators of impairment of our investment as of December 31, 2021. The Company made additional investments in BPC and entered into a note receivable with a subsidiary of BPC subsequent to December 31, 2021. See Note 11 – Subsequent Events.
EKU
On December 22, 2020, the Company purchased a 25% stake in EKU, GmbH (“EKU”), an equipment manufacturer based in Germany, for $1.2 million. For the year ended December 31, 2020, we accounted for this investment using the equity method as we had significant influence over EKU, and held a voting interest of 20% or greater, but less than 50%. The results of operations for EKU between December 22 and December 31, 2020 were not material, and are presented in the consolidated statements of operations in “Cost of revenues.” Investment in this associated company is presented on a one-line
basis as “Investment in associate” in our consolidated balance sheets as of December 31, 2020. In January 2021, the Company obtained a controlling interest in EKU, the results of which are consolidated thereafter.
The Company obtained a 75% controlling interest in EKU in January 2021 and performed a purchase price allocation in conjunction with the consolidation of this subsidiary. We recognized net working capital of $2.5 million, property, plant and equipment of $0.4 million, intangible assets of $3.5 million and debt of
$1.4 million at estimated fair value. In consolidation, we eliminated our investment in associate, recognized equity of $3.7 million for the value of our 75% interest, and noncontrolling interest of $1.2 million for the value of the minority shareholder positions. See Note 5—Intangible assets for additional information related to the recognized intangible assets.
Munger Ranch
The Company entered into an agreement to acquire property in West Texas (“Munger Right Agreement”) in November 2021 for a purchase price of $30.0 million. Under the Munger Right Agreement, the sellers were given the option to receive the consideration in cash, or in the event of an initial public offering (“IPO”) prior to November 17, 2022, in equity, at the sellers’ election. Under the equity option, in the event the Company completes an IPO, the sellers would be entitled to 1.5% of the outstanding shares of common stock immediately following the IPO. Each seller initially elected the equity option, as such this was a non-cash
transaction for the Company for the year ended December 31, 2021. If the IPO does not occur prior to November 17, 2022, then the consideration in the sale will be payable in cash. Additionally, the Munger Right Agreement includes a ‘Make Whole’ provision. Under the Make Whole provision, if any seller liquidates 100% of the Class A shares they are issued prior to the one-year
anniversary of the IPO, then the company will pay the difference between the IPO price of the shares disposed and the disposal price of the Class A shares. As of December 31, 2021, the liability of $30.0 million is presented within Other Current Liabilities in our Balance Sheet. The acquired property was treated as an asset acquisition and not an acquisition of a business, and is presented within Property, plant, and equipment in our consolidated balance sheets as of December 31, 2021.
Subsequent to December 31, 2021, a related party entered into a Rights Agreement with one of the sellers, under which the related party was assigned rights to $8.1 million of the $30.0 million in consideration related to the Munger Right Agreement. See Note 11—Subsequent Events.
iO-TEQ,
LLC
The Company acquired
iO-TEQ,
LLC (“IOT”) in October 2021 for $2.2 million and performed a purchase price allocation at the acquisition date. We recognized net working capital of $0.2 million, property, plant and equipment of $0.1 million, intangible assets of $2.4 million and debt of $0.4 million at estimated fair value. See Note 5—Intangible assets for additional information related to the recognized intangible assets.
Best Flow minority interests
In December 2021, the Company purchased a 2.302% interest in Best Flow from an investor for $0.6 million in cash. Also in December 2021, the Company entered into an agreement with Eagleton Venture, Inc. (“Eagleton”) to purchase Eagleton’s 15.172% interest in Best Flow (“Eagleton Right Agreement”) for a purchase price of $3.9 million. Under the Eagleton Right Agreement, in the event that the Company completes an initial public offering (“IPO”), the Company will issue
Class-A
shares to Eagleton with a fixed total value of $3.9 million divided by the IPO price. If the Company has not consummated an IPO by February 15, 2022, Eagleton may elect to receive $3.9 million in cash. As such, this was a non-cash
transaction for the Company for the year ended December 31, 2021. As of December 31, 2021, this liability of $3.9 million is presented within Other Current Liabilities in our Balance Sheet. Subsequent to December 31, 2021, Eagleton elected to receive the $3.9 million in cash, which was paid in March 2022. See Note 11—Subsequent Events.